Schedule of inventories (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Inventory Disclosure [Abstract]
Parts	$ 40,614	$ 53,021	$ 23,978
Partial finished goods	72,304	94,391	82,527
Finished goods	124,547	162,595	81,079
Total inventories	$ 237,465	$ 310,007	$ 187,584